Securities (Tables)	3 Months Ended
Jan. 31, 2023
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Summary of Securities

$ millions, as at	2023 Jan. 31	2022 Oct. 31
	Carrying amount
Securities measured and designated at FVOCI	$57,672	$56,099
Securities measured at amortized cost (1)	59,971	52,484
Securities mandatorily measured and designated at FVTPL	69,707	67,296
	$187,350	$175,879
(1)	There were no sales of securities measured at amortized cost during the quarter (October 31, 2022: a realized gain of less than $1 million).

Fair Value of Debt Securities Measured and Equity Securities Designated at FVOCI
Fair value of debt securities measured and equity securities designated at FVOCI

$ millions, as at					2023 Jan. 31					2022 Oct. 31
	Amortized cost	(1)	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	(1)	Gross unrealized gains	Gross unrealized losses	Fair value
Securities issued or guaranteed by:
Canadian federal government	$12,158		$19	$(5)	$12,172	$10,646		$10	$(17)	$10,639
Other Canadian governments	17,125		36	(58)	17,103	17,494		32	(74)	17,452
U.S. Treasury and agencies	13,291		11	(302)	13,000	12,305		5	(351)	11,959
Other foreign governments	6,792		23	(25)	6,790	7,048		21	(31)	7,038
Mortgage-backed securities	1,187		–	(25)	1,162	1,202		1	(40)	1,163
Asset-backed securities	366		–	(8)	358	375		–	(16)	359
Corporate debt	6,622		1	(46)	6,577	7,023		–	(56)	6,967
	57,541		90	(469)	57,162	56,093		69	(585)	55,577
Corporate equity (2)	509		34	(33)	510	525		31	(34)	522
	$58,050		$124	$(502)	$57,672	$56,618		$100	$(619)	$56,099
(1)	Net of allowance for credit losses for debt securities measured at FVOCI of $ 23 million (October 31, 2022: $24 million).
(2)	Includes restricted stock.

Summary of Allowance for Losses measured at FVOCI
Allowance for credit losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance for debt securities measured at FVOCI:

		Stage 1	Stage 2	Stage 3
$ millions, as at or for the three months ended		Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
2023	Debt securities measured at FVOCI
Jan. 31	Balance at beginning of period	$4	$20	$–	$24
	Provision for (reversal of) credit losses (1)	–	–	–	–
	Write-offs	–	–	–	–
	Foreign exchange and other	–	(1)	–	(1)
	Balance at end of period	$4	$19	$–	$23
2022	Debt securities measured at FVOCI
Oct. 31	Balance at beginning of period	$4	$19	$–	$23
	Provision for (reversal of) credit losses (1)	–	(1)	–	(1)
	Write-offs	–	–	–	–
	Foreign exchange and other	–	2	–	2
	Balance at end of period	$4	$20	$–	$24
2022	Debt securities measured at FVOCI
Jan. 31	Balance at beginning of period	$4	$15	$–	$19
	Provision for (reversal of) credit losses (1)	–	3	–	3
	Write-offs	–	–	–	–
	Foreign exchange and other	–	1	–	1
	Balance at end of period	$4	$19	$–	$23
(1)	Included in gains (losses) from debt securities measured at FVOCI and amortized cost, net on our interim consolidated statement of income.